UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road

Albany, New York 12205

(Address of principal executive offices)

 (Zip code)

Gregory A. Roeder

Adirondack Research and Management, Inc.

26 Vly Road

Alabany, New York 12205

(Name and address of agent for service)

Copies to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: 518-439-7507

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

The Adirondack Small Cap Fund

ADAPTEC, INC

Ticker Symbol:ADPT	Cusip Number:00651F108
Record Date: 7/25/2006	Meeting Date: 9/14/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 8 directors	For	Issuer	For	With
2	Approve 2006 Director plan	Against	Issuer	For	With
3	Ratify the appointment of Price Waterhouse as Independant Auditor	For	Issuer	For	With

AGERE SYSTEMS INC.

Ticker Symbol:AGR	Cusip Number:00845V308
Record Date: 2/2/2007	Meeting Date: 3/29/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adopt merger agreement with LSI Logic Corp	For	Issuer	For	With
2	Elect 3 directors	For	Issuer	For	With
3	Approve incentive plan	For	Issuer	For	With
4	Ratify Choice of Independant accountant	For	Issuer	For	With

ASHWORTH, INC.

Ticker Symbol:ASHW	Cusip Number:04516H101
Record Date: 6/9/2006	Meeting Date: 7/17/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 7 directors	For	Issuer	For	With
2	Ratify the appointment of Moss Adams LLP as Auditor	For	Issuer	For	With

AXCELIS TECHNOLOGIES INC

Ticker Symbol:ACLS	Cusip Number:054540109
Record Date: 3/15/2007	Meeting Date: 5/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect three directors	For	Issuer	For	With
2	Ratify appointment of Auditor	For	Issuer	For	With
3	De-classify board of directors	For	Stockholder	For	With

AXT INC.

Ticker Symbol:AXTI	Cusip Number:00246W103
Record Date: 4/5/2007	Meeting Date: 5/22/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3	Ratify appointment of Burr,Pilger & Mayer LLP as Auditor	For	Issuer	For	With
1	Elect two directors	For	Issuer	For	With
2	Approve Stock incentive plan restatement	For	Issuer	For	With

CAL MAINE FOODS

Ticker Symbol:CALM	Cusip Number:128030202
Record Date: 8/24/2006	Meeting Date: 10/5/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 7 directors	For	Issuer	For	With

CALLAWY GOLF COMPANY

Ticker Symbol:ELY	Cusip Number:131193104
Record Date: 4/9/2007	Meeting Date: 6/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 7 directors	For	Issuer	For	With
2	Approve amended and retated incentive plan	For	Issuer	For	With
3	Ratify Deloitte & Touche as Auditor	For	Issuer	For	With

CARDIAC SCIENCE CORPORATION

Ticker Symbol:CSCX	Cusip Number:14141A108
Record Date: 9/8/2006	Meeting Date: 10/27/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	elect 1 director	For	Issuer	For	With

CARDIAC SCIENCE CORPORATION

Ticker Symbol:CSCX	Cusip Number:14141A108
Record Date: 4/19/2007	Meeting Date: 5/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 Directors	For	Issuer	For	With
2	Approve Adjourment if necessary	For	Issuer	For	With

CARREKER CORPORATION

Ticker Symbol:CANI	Cusip Number:144433109
Record Date: 2/5/2007	Meeting Date: 3/30/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve merger agreement	For	Issuer	For	With
2	Approve meeting ajoinment if neccessary	For	Issuer	For	With

CARREKER CORPORATION

Ticker Symbol:CANI	Cusip Number:144433109
Record Date: 5/19/2006	Meeting Date: 7/13/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Elect Three directors	Against	Issuer	For	With
2	Ratify the appointment of independant auditor	For	Issuer	For	With

CONSECO, INC.

Ticker Symbol:CNO	Cusip Number:208464883
Record Date: 4/4/2007	Meeting Date: 5/22/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 10 Directors	For	Issuer	For	With
2	Ratify the appoinment of Pricewaterhousecoopers LLP	For	Issuer	For	With

CROWN HOLDINGS

Ticker Symbol:CCK	Cusip Number:228368106
Record Date: 3/13/2007	Meeting Date: 4/26/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect slate of ten directors	For	Issuer	For	With
2	Ratify appointment of Auditor	For	Issuer	For	With
3	Consider and Act upon a Shareholder proposal regarding management remuneration.	Against	Stockholder	Against	With

DDI CORP

Ticker Symbol:DDIC	Cusip Number:233162502
Record Date: 3/26/2007	Meeting Date: 5/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 7 directors	For	Issuer	For	With
2	Increase the number of Shares of common by 1M for employee stock incentives	For	Issuer	For	With
3	Ratify Accountant	For	Issuer	For	With

DREAMWORKS ANIMATION SKG, INC.

Ticker Symbol:DWA	Cusip Number:26153C103
Record Date: 3/23/2007	Meeting Date: 5/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 11 directors	For	Issuer	For	With
2	Ratify Appoinment of Ernst & Young LLP as accountant	For	Issuer	For	With

DYNEGY INC.

Ticker Symbol:DYN	Cusip Number:26816Q101
Record Date: 1/29/2007	Meeting Date: 3/29/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adopt Merger agreement with LS power	For	Issuer	For	With

ELECTRO SCIENTIFIC INDUSTRIES, INC.

Ticker Symbol:ESIO	Cusip Number:285229100
Record Date: 8/7/2006	Meeting Date: 10/5/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 directors	For	Issuer	For	With
2	Ratify The appointment of KPMG LLP as auditor	For	Issuer	For	With

EMMIS COMMUNICATIONS CORPORATION

Ticker Symbol:EMMS	Cusip Number:291525103
Record Date: 12/15/2006	Meeting Date: 2/13/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 2 directors	Split	Issuer	For	With/Against
2	Adopt recapitalization plan	For	Issuer	For	With

ENCORE MEDICAL CORPORATION

Ticker Symbol:ENMC	Cusip Number:29256E109
Record Date: 9/15/2006	Meeting Date: 11/2/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adopt the agreement and plan of merger.	Against	Issuer	For	Against
2	Approve adjourements or postponements of the special meeting	For	Issuer	For	With

ESPEED, INC.

Ticker Symbol:ESPD	Cusip Number:296643L09
Record Date: 10/27/2006	Meeting Date: 12/14/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 5 directors	For	Issuer	For	With

FERRO CORPORATION

Ticker Symbol:FOE	Cusip Number:315405100
Record Date: 3/2/2007	Meeting Date: 4/27/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 directors	For	Issuer	For	With

FERRO CORPORATION

Ticker Symbol:FOE	Cusip Number:315405100
Record Date: 9/28/2006	Meeting Date: 11/3/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Approve Long term equity incentive plan	For	Issuer	For	With
3	Amendement of the company's code of regulations	For	Issuer	For	With
1	Elect 3 directors	For	Issuer	For	With

GLOBAL CROSSING LIMITED

Ticker Symbol:GLBC	Cusip Number:G3921A175
Record Date: 4/18/2007	Meeting Date: 4/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect Two directors	For	Issuer	For	With
2	Increase authorized share capital from 85mil to 110mil shares	For	Issuer	For	With
3	Amend Stock Incentive Plan	For	Issuer	For	With
4	Amend Bye Laws	For	Issuer	For	With
5	Appoint Ernst & Young as Auditors	For	Issuer	For	With

GRAY TELVISON INC.

Ticker Symbol:GTN	Cusip Number:389375106
Record Date: 3/30/2007	Meeting Date: 5/2/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 11 directors	For	Issuer	For	With
2	Approve Long Term Incentive Plan	For	Issuer	For	With

HOOPER HOLMES INC

Ticker Symbol:HH	Cusip Number:439104100
Record Date: 4/13/2007	Meeting Date: 5/30/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 directors	For	Issuer	For	With
2	Approve Independant Auditors	For	Issuer	For	With
3	Approve restricted stock plan for directors	For	Issuer	For	With

INDUS INTERNATIONAL INC.

Ticker Symbol:IINT	Cusip Number:45578L100
Record Date: 11/16/2006	Meeting Date: 1/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Adopt Merger Agreement	For	Issuer	For	With
2	Approve adjoinment of meeting if necessary.	For	Issuer	For	With

INDUS INTERNATIONAL INC.

Ticker Symbol:IINT	Cusip Number:45578L100
Record Date: 8/30/2006	Meeting Date: 10/23/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 7 directors	For	Issuer	For	With
2	Ratify the appointment of E&Y as auditor	For	Issuer	For	With

KENNETH COLE PRODUCTIONS, INC.

Ticker Symbol:KCP	Cusip Number:193294105
Record Date: 4/5/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 5 directors	Against	Issuer	For	Against
2	Increase the number of Authorized shares by 20 million	Against	Issuer	For	Against
3	Ratify the selection of Ernst & Young LLP as Auditor	For	Issuer	For	With

KEYNOTE SYSTEMS INC.

Ticker Symbol:KEYN	Cusip Number:493308100
Record Date: 2/5/2007	Meeting Date: 3/22/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect seven directors	For	Issuer	For	With
2	Ratify appointment of Auditor	For	Issuer	For	With

KING PHARMACEUTICALS, INC.

Ticker Symbol:KG	Cusip Number:495582108
Record Date: 3/30/2007	Meeting Date: 5/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 directors	For	Issuer	For	With
2	Approve restated charter for annual election of directors	For	Issuer	For	With
3	Appoint Price Waterhouse Coopers LLP as Auditor	For	Issuer	For	With

MATTSON TECHNOLOGY INC

Ticker Symbol:MTSN	Cusip Number:577223100
Record Date: 4/13/2007	Meeting Date: 6/4/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect two directors	For	Issuer	For	With
2	Approve increase in the number of shares reserved for issuance under the company's equity incentive plan.	For	Issuer	For	With
3	Ratify appointment of PriceWaterhouseCoopers LLC as Auditor	For	Issuer	For	With

MEDALLION FINANCIAL CORP

Ticker Symbol:TAXI	Cusip Number:583928106
Record Date: 4/16/2017	Meeting Date: 6/1/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 directors	For	Issuer	For	With
2	Ratify appointment of Auditor	For	Issuer	For	With
3	Modify/Remove 7 different fundamental policies regarding investments	Against	Issuer	For	Against

MONTPELIER RE HOLDINGS LTD

Ticker Symbol:MRH	Cusip Number:G62185106
Record Date: 3/30/2007	Meeting Date: 5/23/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect ten directors	For	Issuer	For	With
4	Approve the adoption of the MRH LT Incentive plan	For	Issuer	For	With
5	Appoint Pricewaterhousecoopers	For	Issuer	For	With
6	Approve adjournments	For	Issuer	For	With

NMS COMMUNICATIONS CORPORATION

Ticker Symbol:NMSS	Cusip Number:629248105
Record Date: 3/13/2007	Meeting Date: 5/2/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 2 Directors	For	Issuer	For	With
2	Ratify Audit Comittee's selection of Auditor (Price Waterhouse Coopers)	For	Issuer	For	With

PEPSIAMERICAS, INC.

Ticker Symbol:PAS	Cusip Number:71343P200
Record Date: 2/27/2007	Meeting Date: 4/26/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 (a-j)	Elect 10 directors	For	Issuer	For	With
2	Ratify appointment of Auditor	For	Issuer	For	With

PEROT SYSTEMS CORPORATION

Ticker Symbol:PER	Cusip Number:714265105
Record Date: 3/5/2007	Meeting Date: 5/3/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve slate of ten directors	For	Issuer	For	With
2	Approve Long-term incentive comp plan	For	Issuer	For	With
3	Ratify appointment of Auditor(Pricewaterhouse Coopers LLP)	For	Issuer	For	With

PHOENIX COMPANIES, INC.

Ticker Symbol:PNX	Cusip Number:71902E109
Record Date: 4/17/2007	Meeting Date: 6/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 4 Directors	For	Issuer	For	With
2	Ratify the selection of Price Waterhouse as auditor	For	Issuer	For	With
3	Consideration of such other business as may properly come before the meeting	For	Issuer	For	With

PLATEX PRODUCTS INC.

Ticker Symbol:PYX	Cusip Number:72813P100
Record Date: 3/9/2007	Meeting Date: 5/2/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 7 directors	For	Issuer	For	With
2	Ratify selection of Auditor	For	Issuer	For	With

PMA CAPITAL

Ticker Symbol:PMACA	Cusip Number:693419202
Record Date: 3/12/2007	Meeting Date: 5/9/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 4 directors	For	Issuer	For	With
2	Approve 2007 Incentive comp plan	For	Issuer	For	With
3	Ratify Beard Miller Company LLP as independant auditors	For	Issuer	For	With

SCIELE PHARMA INC

Ticker Symbol:SCRX	Cusip Number:808627103
Record Date: 3/5/2007	Meeting Date: 4/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 3 Directors	For	Issuer	For	With
2	Approve 2007 Stock Incetive Plan	For	Issuer	For	With
3	Ratify BDO Seidman, LLP as Auditor	For	Issuer	For	With

SCOTTISH RE GROUP LIMITED

Ticker Symbol:SCT	Cusip Number:G73537410
Record Date: 1/19/2007	Meeting Date: 3/2/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Special meeting to increase authorized share capital	For	Issuer	For	With
2	Issue convertible shares	For	Issuer	For	With
3	Adjoure the special meeting if necessarry	For	Issuer	For	With

SEMCO ENERGY, INC

Ticker Symbol:SEN	Cusip Number:78412D109
Record Date: 4/26/2007	Meeting Date: 6/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve share exchange (merger)	For	Issuer	For	With
2	Approve meeting adjoinment if needed to obtain sufficient votes	For	Issuer	For	With

SKILLSOFT PLC

Ticker Symbol:SKIL	Cusip Number:830928107
Record Date: 8/1/2006	Meeting Date: 9/28/2006
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Receive and consider the Financial Statements	For	Issuer	For	With
2	Re elect 1 director (Edelstein)	For	Issuer	For	With
3	Authorize the BOD to Fix the Auditors remuneration	For	Issuer	For	With
4	Amend Company's 2002 Share option plan	For	Issuer	For	With
5	Authorize the directors to allot relevant securities of the company up to the authorized but unissued share capital of the company	Abstained	Issuer	For	N/A
6	To empower the directors to allot equity	Abstained	Issuer	For	N/A

SMART & FINAL INC.

Ticker Symbol:SMF	Cusip Number:831683107
Record Date: 4/19/2007	Meeting Date: 5/29/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve merger agreement	For	Issuer	For	With

SPANISH BROADCASTING SYSTEM, INC.

Ticker Symbol:SBSA	Cusip Number:846425882
Record Date: 4/16/2007	Meeting Date: 6/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 5 directors	For	Issuer	For	With

STARTEK INC.

Ticker Symbol:SRT	Cusip Number:85569C107
Record Date: 3/19/2007	Meeting Date: 5/7/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect four directors	For	Issuer	For	With
2	Ratify the selction of Ernst & Young as Auditor	For	Issuer	For	With
3	Approve increase in stock option plan	For	Issuer	For	With
4	Amend Directors stock option plan	For	Issuer	For	With
5	Consider other business.	For	Issuer	For	With

SUMTOTAL SYSTEMS, INC.

Ticker Symbol:SUMT	Cusip Number:866615107
Record Date: 4/17/2007	Meeting Date: 6/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect two directors	For	Issuer	For	With
2	Ratify the appointment of BDO Seidman LLP	For	Issuer	For	With
3	Transact other business that may properly come before the meeting or any adjournment or postponement.	For	Issuer	For	With

TRINITY BIOTECH PLC

Ticker Symbol:TRIB	Cusip Number:896438306
Record Date: 5/18/2007	Meeting Date: 6/14/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Re-elect Director (Peter Coyne)	For	Issuer	For	With
3	Authorize auditor remuneration	For	Issuer	For	With
4	Approve share repurchase	For	Issuer	For	With
1	Receive and consider financial statements	For	Issuer	For	With

VASCULAR SOLUTIONS, INC

Ticker Symbol:VASC	Cusip Number:92231M109
Record Date: 2/26/2007	Meeting Date: 4/24/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elect 7 Directors	For	Issuer	For	With
2	Ratify the selction of Auditor (Virchow Krause)	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

* Gregory A. Roeder

President and Chief Compliance Officer

By /s/Matthew Reiner

* Matthew Reiner

Treasurer and Principal Financial Officer

Date: August 23, 2007

*Print the name and title of each signing officer under his or her signature.